Document and Entity Information	0 Months Ended
Sep. 24, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 24, 2013
Registrant Name	LITMAN GREGORY FUNDS TRUST
Central Index Key	0001020425
Amendment Flag	false
Document Creation Date	Sep 24, 2013
Document Effective Date	Sep 24, 2013
Prospectus Date	May 1, 2013
Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	MASFX
Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	MASNX
Litman Gregory Masters Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	MSEFX
Litman Gregory Masters Equity Fund | Investor Class
Risk/Return:
Trading Symbol	MSENX
Litman Gregory Masters Focused Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	MSFOX
Litman Gregory Masters International Fund | Institutional Class
Risk/Return:
Trading Symbol	MSILX
Litman Gregory Masters International Fund | Investor Class
Risk/Return:
Trading Symbol	MNILX
Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk/Return:
Trading Symbol	MSSFX

Litman Gregory Masters Alternative Strategies Fund
Litman Gregory Masters Alternative Strategies Fund
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Label	Element	Value
Litman Gregory Masters Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020425_SupplementTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters Alternative Strategies Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Litman Gregory Masters Equity Fund
Litman Gregory Masters Equity Fund
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Label	Element	Value
Litman Gregory Masters Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020425_SupplementTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Litman Gregory Masters Focused Opportunities Fund
Litman Gregory Masters Focused Opportunities Fund
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Label	Element	Value
Litman Gregory Masters Focused Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020425_SupplementTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters Focused Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Litman Gregory Masters International Fund
Litman Gregory Masters International Fund
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Label	Element	Value
Litman Gregory Masters International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020425_SupplementTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Litman Gregory Masters Smaller Companies Fund
Litman Gregory Masters Smaller Companies Fund
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Label	Element	Value
Litman Gregory Masters Smaller Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020425_SupplementTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated September 24, 2013

to Prospectus of the Litman Gregory Funds Trust dated May 1, 2013, as supplemented May 17, 2013 and June 20, 2013

Notice to Existing and Prospective Shareholders of the

Litman Gregory Masters Funds

The following change to each Fund’s Summary Prospectus and Prospectus is effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters Smaller Companies Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Each of the Litman Gregory Masters Fund’s Institutional Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Institutional Class shares are removed, effective immediately.

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus(es).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013